INCOME TAX	12 Months Ended
Dec. 31, 2013
INCOME TAX
INCOME TAX

21. INCOME TAX

        Provision for income taxes for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Years ended December 31,
	2013	2012	2011
Income from continuing operations before provision for income taxes
Russia	77,502	71,626	53,164
Other jurisdictions	19,186	11,216	6,495

Total income from continuing operations before provision for income taxes	96,688	82,842	59,659

Current income tax expense
Russia	7,557	13,790	13,471
Other jurisdictions	2,405	2,304	1,559

Total current income tax expense	9,962	16,094	15,030

Deferred income tax expense
Russia	8,487	2,312	133
Other jurisdictions	1,184	978	363

Total deferred income tax expense	9,671	3,290	496

Total provision for income taxes	19,633	19,384	15,526

        The statutory income tax rates in jurisdictions in which the Group operates for the fiscal years of 2013, 2012 and 2011 were as follows: Russia, Armenia—20.0%, Turkmenistan—8.0%. During the years ended December 31, 2013, 2012 and 2011 the Ukraine tax rate was 19.0%, 21.0% and 23.0%, respectively. For the year ended December 31, 2014 the Ukraine tax rate is 18.0% and it is expected to decrease to 17.0% and 16.0% for the years ended December 31, 2015 and 2016, respectively.

        The Russia statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2013, 2012 and 2011 was as follows:

	2013	2012	2011
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
(Income) / expenses not liable for tax purposes	(0.5)	2.0	2.9
Change in unrecognized tax benefits	—	(0.5)	(0.2)
Settlements with tax authorities	(0.3)	0.4	(0.5)
Earnings distribution from subsidiaries	1.8	1.5	3.0
Effect of change in tax rate in Ukraine	(0.1)	0.2	0.8
Loss carryforward utilisation	—	(0.3)
Different tax rate of foreign subsidiaries	(0.5)	—	—
Other	(0.1)	0.1	—

Effective income tax rate	20.3%	23.4%	26.0%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Assets / (liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	1,229	2,948
Deferred connection fees	1,115	1,143
Accrued expenses for services	6,291	4,825
Inventory obsolescence	265	683
Loss carryforward	5,880	6,689
Impairment of long-lived assets	—	1,067
Other	1,242	1,067
Valuation allowance	(5,504)	(4,952)

Total deferred tax assets	10,518	13,470

Deferred tax liabilities
Licenses acquired	(774)	(786)
Depreciation of property, plant and equipment	(12,735)	(7,273)
Customer base	(1,027)	(1,133)
Other intangible assets	(2,995)	(1,695)
Debt issuance cost	(405)	(519)
Potential distributions from / to Group's subsidiaries / associates	(4,553)	(3,403)
Other	(436)	(147)

Total deferred tax liabilities	(22,925)	(14,956)

Net deferred tax (liability) / asset	(12,407)	(1,486)

Net deferred tax asset, current	7,933	6,998
Net deferred tax asset, non-current	862	2,186
Net deferred tax liability, long-term	(21,202)	(10,670)

        The Group has the following significant balances for income tax losses carryforward and related operating losses as of December 31, 2013 and 2012:

		December 31,
		2013		2012
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	14,064	4,101	13,053	3,789
Russia (Comstar-Regions and other)	2014-2023	8,897	1,779	14,499	2,900

Total		22,961	5,880	27,552	6,689

        Management established the following valuation allowances against deferred tax assets where it was more likely than not that some portion of such deferred tax assets will not be realized:

	December 31,
Valuation allowances	2013	2012
Sale of investment in Svyazinvest	2,160	2,089
Operating loss in Luxemburg (MGTS Finance S.A.)	3,086	2,863
Other	258	—

Total	5,504	4,952

        The following table summarizes the changes in the allowance against deferred tax assets for the years ended December 31, 2013, 2012 and 2011:

	Balance, beginning of the period	Charged to costs and expenses	Impact of foreign currency translation adjustments	Balance, end of the period
Year ended December 31, 2013	4,952	258	294	5,504
Year ended December 31, 2012	5,250	—	(298)	4,952
Year ended December 31, 2011	5,059	—	191	5,250

        For the remaining balances for income tax losses carryforward realization is dependent on generating sufficient taxable income prior to expiration of the losses carryforward. Although realization is not assured, management believes that it is more likely than not that all of the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

        As of December 31, 2013 and 2012, the Group recognized deferred income tax liabilities of RUB 2,511 million and RUB 1,653 million, respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on RUB 36,245 million and RUB 34,420 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        As of December 31, 2013, 2012 and 2011, the Group included accruals for uncertain tax positions in the amount of RUB 518 million, RUB 321 million and RUB 526 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance, beginning of the year	321	526	426
Additions based on tax position related to the current year	366	—	268
Additions based on tax positions related to prior years	1	66	78
Additions based on tax of acquired entities	—	10	151
Reduction in tax positions related to prior years	(170)	(220)	(152)
Settlements with tax authorities	—	(61)	(245)

Balance, end of the year	518	321	526

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2013, 2012 and 2011 amounted to a reversal of RUB 53 million, a reversal of RUB 36 million and a charge of RUB 2 million, respectively, and were included in income tax expense in the accompanying consolidated statements of operations and comprehensive income. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled RUB 97 million and RUB 150 million as of December 31, 2013 and 2012, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.